CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
CAPITAL RISK MANAGEMENT
20. SHAREHOLDERS' EQUITY

The Company is authorized to issue an unlimited number of common shares without par value.

(a)SHARE CAPITAL

As at December 31, 2020, the Company had 268,097,877 common shares outstanding (December 31, 2019 - 209,624,480).
Share capital issuances

–During the year ended December 31, 2020, the Company issued an aggregate of 182,168 common shares upon the exercise of 182,168 stock options for $4,173 (year ended December 31, 2019 - the Company issued an aggregate of 670,767 common shares upon the exercise of 670,767 stock options for $3,855).
–Upon closing of the Detour acquisition on January 31, 2020, the Company issued 77,217,129 common shares to the former shareholders of Detour with a fair value of $3,131,451. Furthermore, all outstanding stock options of Detour that were not exercised prior to the acquisition date have been exchanged under the agreement at the Exchange Ratio.

Repurchases

2020

–During the year ended December 31, 2020, the Company purchased 18,925,900 shares for $732,436 (C$974,736) pursuant to the Normal Course Issuer Bid ("NCIB"). All of the shares acquired have been legally canceled as of December 31, 2020.

2019

–During the year ended December 31, 2019, the Company purchased 1,127,000 shares for $42,775 (C$56,675) pursuant to the NCIB. All of the shares acquired have been legally canceled as of December 31, 2019.

Dividends

2020

Dividend declaration date	Dividend paid date	Per share	Paid USD	Paid CAD	Reduction in retained earnings
December 16, 2019	January 13, 2020	$0.06	$12,577	N/A	$—
March 18, 2020	April 13, 2020	$0.125	$34,650	N/A	$34,650
June 17, 2020	July 13, 2020	$0.125	$34,488	N/A	$34,488
September 18, 2020	October 14, 2020	$0.125	$34,227	N/A	$34,227
December 16, 2020	January 14, 2021	$0.1875	$—	N/A	$50,268
Total			$115,942		$153,633

2019

Dividend declaration date	Dividend paid date	Per share	Paid USD	Paid CAD	Reduction in retained earnings
December 11, 2018	January 11, 2019	C$0.04	$6,328	C$8,393	$—
March 15, 2019	April 12, 2019	C$0.04	$6,326	C$8,410	$6,326
May 7, 2019	July 12, 2019	$0.04	$8,408	N/A	$8,408
September 11, 2019	October 11, 2019	$0.04	$8,408	N/A	$8,408
December 16, 2019	January 13, 2020	$0.06	$—	N/A	$12,577
Total			$29,470		$35,719
(b)RESERVES

(i)Share based payment compensation plans

In addition to the DSU and phantom share unit liabilities disclosed in note 17, the Company has the following outstanding equity based awards:

Stock options

The Company has a stock option plan ("the Stock Option Plan") that provides for the issuance of stock to employees, directors, or officers of the Company and any of its subsidiaries or affiliates, consultants, and management employees. On May 4, 2017, shareholders of the Company approved certain amendments to the Stock Option Plan, including changing the Stock Option Plan to a “rolling plan”. Accordingly, the aggregate number of common shares to be reserved for issuance in satisfaction of stock options granted pursuant to the Stock Option Plan and all other security based compensation plans must not exceed 5.5% of the common shares issued and outstanding (on a non-diluted basis) at the time of granting any stock options. In accordance with the terms of the Stock Option Plan: (i) the exercise price of a stock option granted shall be determined by the Company's Board but in any event, shall not be less than the closing price of the common shares trading on the TSX on the date of grant; (ii) stock options shall have a maximum term of five years; and (iii) will generally be terminated ninety days after a participant ceases to be an officer, director, employee or consultant of the Company.

During the years ended December 31, 2020 and 2019, the Company did not grant any stock options other than replacement options issued relating to the Detour acquisition.

Changes in stock options during the years ended December 31, 2020 and 2019 were as follows:

	Year ended December 31, 2020		Year ended December 31, 2019
	Number of	Weighted average	Number of	Weighted average
	options	exercise price (C$)	options	exercise price (C$)
Balance, beginning of year	218,489	$4.44	897,409	$5.02
Replacement options from Detour acquisition	190,069	35.07	—	—
Exercised	(182,168)	26.52	(670,767)	5.21
Expired	(8,153)	5.61	(8,153)	5.72
Stock options outstanding, end of year	218,237	$12.64	218,489	$4.44
Stock options exercisable, end of year	218,237	$12.64	218,489	$4.44

Options are valued using the Black-Scholes option pricing model. Where relevant, the expected life used in the model has been adjusted based on management’s best estimate of the effects of non-transferability, exercise restrictions and behavioral considerations. Expected volatility is based on the historical share price volatility of the Company.

Replacement options from the Detour acquisition were valued at the date of acquisition using the Black-Scholes option pricing model with the following weighted average assumptions:

Weighted average exercise price per share	C$35.07
Risk-free interest rate	1.83%
Expected volatility	36.64%
Expected life	0.91
Weighted average per share grant date fair value	C$34.48
Stock Options Exercised

The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc., St. Andrews Goldfields Ltd. and Detour Gold Corporation that were exercised during the year ended December 31, 2020:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$5.61 - $35.55	72,149	January 1, 2020 - March 31, 2020	$45.32
$3.42 - $38.78	47,913	April 1, 2020 - June 30, 2020	$56.32
$3.42 - $60.47	52,475	July 1, 2020 - September 30, 2020	$71.89
$27.91 - $35.55	9,631	October 1, 2020 - December 31, 2020	$53.10
	182,168		$56.28

The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc. and St. Andrews Goldfields Ltd. that were exercised during the year ended December 31, 2019:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$2.98 - $6.82	172,416	January 1, 2019 - March 31, 2019	$39.10
$3.42 - $6.82	334,679	April 1, 2019 - June 30, 2019	$49.24
$6.82	1,998	July 1, 2019 - September 30, 2019	$56.22
$4.95 - $6.82	161,674	October 1, 2019 - December 31, 2019	$59.43
	670,767		$48.69

(c)BASIC AND DILUTED INCOME PER SHARE

Basic and diluted income per share for the years ended December 31, 2020 and 2019 is calculated as shown in the table below. The diluted income per share for the years ended December 31, 2020 and 2019 includes the impact of certain outstanding options, PSUs and RSUs.

	Year ended December 31, 2020	Year ended December 31, 2019
Net earnings	$787,705	$560,080
Weighted average basic number of common shares outstanding (in '000s)	270,401	210,142
Basic earnings per share	$2.91	$2.67

Net earnings	787,705	560,080
Cash settling LTIP adjustment	2,306	1,450
Net earnings for diluted earnings	790,011	561,530
Weighted average diluted number of common shares outstanding (in '000s)	271,355	211,645
Diluted earnings per share	$2.91	$2.65
Weighted average diluted number of common shares for the years ended December 31, 2020 and 2019 is calculated as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Weighted average basic number of common shares outstanding (in '000s)	270,401	210,142
In the money shares - share options (in '000s)	195	450
Dilutive RSUs and PSUs (in '000s)	759	1,053
Weighted average diluted number of common shares outstanding	271,355	211,645
23. CAPITAL RISK MANAGEMENT
The Company manages its capital structure and makes adjustments to it to effectively support the acquisition, operation, exploration and development of mineral properties. In the definition of capital, the Company includes, as disclosed on its consolidated statement of financial position: share capital, reserves, accumulated other comprehensive income (loss) and retained earnings.
The Company’s capital at December 31, 2020 and 2019 is as follows:

As at	December 31, 2020	December 31, 2019
Share capital	$3,289,497	$886,309
Reserves	31,244	28,843
Accumulated other comprehensive income	235,709	14,571
Retained earnings	1,528,481	887,031
	$5,084,931	$1,816,754
The Company believes it has sufficient funds to finance its current operating, development and exploration expenditures. Longer term, the Company may pursue opportunities to raise additional capital through equity and or debt markets as it progresses with its properties and projects. The Company will continue to assess new properties and seek to acquire an interest in additional properties if it feels there is sufficient geologic or economic potential and if it has adequate financial resources to do so.

Management reviews its capital management approach on an ongoing basis and believes that its approach, given the relative size of the Company, is reasonable.
Neither the Company nor its subsidiaries are subject to any other externally imposed capital requirements.